Income tax expense - Composition of income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Current income tax	¥ 363,024	¥ 326,418	¥ 249,995
Deferred income tax	(272,005)	(150,522)	(46,171)
Income tax expense	¥ 91,019	¥ 175,896	¥ 203,824